Summary of Significant Accounting Policies - Calculation of basic and diluted net income (loss) per common share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 13, 2024
Number of Common stock
Net income	$ (15,882,522)		$ (22,482,813)		$ (53,299,432)	$ (37,326,897)	$ (89,795,494)	$ 9,163,794	$ (13,710,708)
Weighted average shares outstanding, basic	27,928,342		25,276,878		27,574,641	25,138,698	25,791,117	24,775,858	24,264,683
Weighted average shares outstanding, diluted	27,928,342		25,276,878		27,574,641	25,138,698	25,791,117	25,929,246	24,264,683
Basic net (loss) income per share	$ (0.569)		$ (0.889)		$ (1.933)	$ (1.485)	$ (3.482)	$ 0.37	$ (0.565)
Diluted net (loss) income per share	$ (0.569)		$ (0.889)		$ (1.933)	$ (1.485)	$ (3.482)	$ 0.353	$ (0.565)
Southport Acquisition Corp
Number of Common stock
Total number of shares	5,787,987		6,913,113		5,787,987	6,913,113	5,787,987	9,900,065
Ownership percentage	100.00%		100.00%		100.00%	100.00%	100.00%	100.00%
Net income	$ (1,555,744)	$ (101,682)	$ (504,984)	$ 261,607	$ (1,657,426)	$ (243,377)	$ (5,107,051)	$ 2,729,602
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio						489,119	489,119	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(4,521)		(163,615)		(9,015)	(723,522)	(966,174)	(6,707,678)
Less: Accretion applicable to Trust Account withdrawals for tax payments						(489,119)	(489,119)	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	4,521		163,615		9,015	723,522	966,174	6,707,678
Total income (loss) based on ownership percentage, basic	(1,555,744)		(504,984)		(1,657,426)	(243,377)	(5,107,051)	2,729,602
Total income (loss) based on ownership percentage, diluted	$ (1,555,744)		$ (504,984)		$ (1,657,426)	$ (243,377)	$ (5,107,051)	$ 2,729,602
Temporary Equity, Redemption Price Per Share										$ 11.15
Southport Acquisition Corp | Class A common stock
Number of Common stock
Temporary Equity, Redemption Price Per Share	$ 10.49				$ 10.49
Redeemable warrants | Southport Acquisition Corp | Class A common stock
Number of Common stock
Total number of shares	37,987		1,163,113		37,987	1,163,113	37,987	4,150,065
Ownership percentage	1.00%		17.00%		1.00%	29.00%	22.00%	68.00%
Net income	$ (10,210)		$ (84,962)		$ (10,878)	$ (71,196)	$ (1,118,969)	$ 1,865,473
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio						143,083	107,167	1,563,487
Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(30)		(27,528)		(59)	(211,654)	(211,691)	(4,584,183)
Less: Accretion applicable to Trust Account withdrawals for tax payments						(489,119)	(489,119)	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	4,521		163,615		9,015	723,522	966,174	6,707,678
Total income (loss) based on ownership percentage, basic	(5,719)		51,125		(1,922)	94,636	(746,438)	3,264,726
Total income (loss) based on ownership percentage, diluted	$ (5,719)		$ 51,125		$ (1,922)	$ 94,636	$ (746,438)	$ 3,264,726
Weighted average shares outstanding, basic	37,987		1,163,113		37,987	2,377,588	1,613,326	12,413,050
Weighted average shares outstanding, diluted	37,987		1,163,113		37,987	2,377,588	1,613,326	12,413,050
Basic net (loss) income per share	$ (0.15)		$ 0.04		$ (0.05)	$ 0.04	$ (0.46)	$ 0.26
Diluted net (loss) income per share	$ (0.15)		$ 0.04		$ (0.05)	$ 0.04	$ (0.46)	$ 0.26
Non redeemable warrants | Southport Acquisition Corp | Class A and Class B Non-redeemable shares
Number of Common stock
Total number of shares	5,750,000		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Ownership percentage	99.00%		83.00%		99.00%	71.00%	78.00%	32.00%
Net income	$ (1,545,534)		$ (420,022)		$ (1,646,548)	$ (172,181)	$ (3,988,082)	$ 864,129
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio						346,036	381,952	724,242
Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(4,491)		(136,087)		(8,956)	(511,868)	(754,483)	(2,123,495)
Total income (loss) based on ownership percentage, basic	(1,550,025)		(556,109)		(1,655,504)	(338,013)	(4,360,613)	(535,124)
Total income (loss) based on ownership percentage, diluted	$ (1,550,025)		$ (556,109)		$ (1,655,504)	$ (338,013)	$ (4,360,613)	$ (535,124)
Weighted average shares outstanding, basic	5,750,000		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, diluted	5,750,000		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Basic net (loss) income per share	$ (0.27)		$ (0.1)		$ (0.29)	$ (0.06)	$ (0.76)	$ (0.09)
Diluted net (loss) income per share	$ (0.27)		$ (0.1)		$ (0.29)	$ (0.06)	$ (0.76)	$ (0.09)